Earnings Per Share - Calculation of Diluted Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Profit for the year attributable to shareholders of the Parent	€ 188,726	€ 618,546	€ 625,146
Weighted average number of ordinary shares outstanding (diluted) (in shares)	681,404,922	685,142,749	684,719,195
Diluted earnings per share (in Euros per share)	€ 0.28	€ 0.90	€ 0.91